Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment, net
Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Leasehold improvements	1 – 2 years

Schedule of estimated useful lives of intangible assets, net
Useful Life
Customer relationship	4 years
Technology know-hows	5 years
Non-compete agreements	6 years
Software copyright	5 years

Schedule of disaggregation of revenue

	June 30, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Central processing advertising algorithm services	260,914,275	253,740,318	36,635,280
Sales of intelligent chips	84,859,926	9,935,513	1,434,690
Total revenues	345,774,201	263,642,156	38,069,970

Schedule of revenue by timing of transfer of goods or services

	June 30, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Goods and services transferred at a point in time	345,774,201	263,642,156	38,069,970
Services transferred over time	-	-	-
Total revenues	345,774,201	263,642,156	38,069,970

Schedule of revenue by geographic locations

	June 30, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Mainland PRC revenues	262,080,149	251,406,269	36,298,243
International revenues	83,694,052	12,269,562	1,771,727
Total revenues	345,774,201	263,642,156	38,069,970

Schedule of noncontrolling interests

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Shanghai Weimu	1,896,950	(3,040,267)	(441,057)
Viwo Tech	(113,188)	(113,188)	(16,223)
Total	1,783,762	(3,153,455)	(457,280)